Equipment - Schedule of Equipment (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Equipment, gross		$ 287,631	$ 108,910
Less: accumulated depreciation		(100,118)	(31,760)
Equipment, net	$ 170,330	187,513	77,150
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross		76,424	32,257
Sales Demonstration Units [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross		155,293	54,003
R&D Tools and Molds [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross		52,644	$ 22,650
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Equipment, gross		$ 3,270